VANECK URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 3.2%
Boss Energy Ltd. *	282,337	$474,578
Paladin Energy Ltd. *	2,275,128	1,078,673
		1,553,251
Canada: 10.1%
Cameco Corp. (USD)	99,647	2,641,642
Denison Mines Corp. (USD) * †	715,168	851,050
NexGen Energy Ltd. (USD) * †	388,324	1,425,149
		4,917,841
China: 3.9%
CGN Power Co. Ltd. (HKD) 144A	8,738,000	1,887,275
Czech Republic: 4.3%
CEZ AS	60,895	2,087,944
Finland: 6.7%
Fortum Oyj	242,926	3,262,877
France: 5.3%
Electricite de France SA	220,606	2,557,421
Italy: 4.2%
Endesa SA	135,956	2,041,164
Japan: 4.2%
Kyushu Electric Power Co., Inc.	378,500	2,017,648
Jersey, Channel Islands: 1.3%
Yellow Cake Plc 144A *	141,128	629,655
Kazakhstan: 3.0%
NAC Kazatomprom JSC (USD) (GDR)	59,493	1,483,230
	Number of Shares	Value
South Korea: 5.5%
KEPCO Engineering & Construction Co., Inc.	9,498	$363,035
Korea Electric Power Corp. (ADR) * †	337,485	2,294,898
		2,657,933
United States: 48.2%
BWX Technologies, Inc.	41,979	2,114,482
Centrus Energy Corp. *	11,407	467,459
Constellation Energy Corp.	44,633	3,713,019
Dominion Energy, Inc.	50,709	3,504,499
Energy Fuels, Inc. * †	136,655	836,329
Entergy Corp.	28,921	2,910,320
PG&E Corp. *	249,910	3,123,875
PNM Resources, Inc.	49,885	2,281,241
Public Service Enterprise Group, Inc.	63,094	3,547,776
Uranium Energy Corp. * †	261,941	916,793
		23,415,793
Total Common Stocks (Cost: $49,689,565)		48,512,032

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.3% (Cost: $3,539,581)
Money Market Fund: 7.3%
State Street Navigator Securities Lending Government Money Market Portfolio	3,539,581	3,539,581
Total Investments: 107.2% (Cost: $53,229,146)		52,051,613
Liabilities in excess of other assets: (7.2)%		(3,500,510)
NET ASSETS: 100.0%		$48,551,103

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,938,985.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,516,930, or 5.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	21.0%	$10,174,903
Industrials	6.4	3,107,172
Utilities	72.6	35,229,957
	100.0%	$48,512,032
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